Document and Entity Information	Jul. 31, 2023
Prospectus [Line Items]
Registrant Name	DELAWARE GROUP GOVERNMENT FUND
Registrant CIK	0000769220
SEC Form	485BPOS
Period end date	Jul. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false